INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The movements in the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2022	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Other	Balance at December 31, 2023
Deferred income tax assets
Employee benefits	(2)	1	3	—	—	2
Share-based payments	41	(2)	—	—	—	39
Provisions	64	20	—	—	—	84
Benefit of loss carryforwards	450	260	—	—	—	710
Other deductible temporary differences	118	(39)	—	—	(9)	70
Taxable limited partnership income deferral	(68)	95	—	—	—	27

Deferred income tax liabilities
Property, plant and equipment	2,029	174	—	—	—	2,203
Intangible assets	262	—	—	—	—	262
Investments in equity accounted investees	535	251	—	—	—	786
Derivative financial instruments	23	(2)	(2)	—	—	19
Total net deferred tax liabilities(1)	2,246	88	(5)	—	9	2,338

($ millions)	Balance at December 31, 2021	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Other	Balance at December 31, 2022
Deferred income tax assets
Employee benefits	2	1	(5)	—	—	(2)
Share-based payments	24	17	—	—	—	41
Provisions	100	(31)	—	(5)	—	64
Benefit of loss carryforwards	385	65	—	—	—	450
Other deductible temporary differences	7	93	—	1	17	118

Deferred income tax liabilities
Property, plant and equipment	2,250	229	—	(450)	—	2,029
Intangible assets	251	24	—	(13)	—	262
Investments in equity accounted investees	709	(174)	—	—	—	535
Derivative financial instruments	16	37	(3)	(27)	—	23
Taxable limited partnership income deferral	46	50	—	(28)	—	68
Total net deferred tax liabilities(1)	2,754	21	2	(514)	(17)	2,246
(1)    Comprised of deferred tax liabilities of $2.6 billion (2022: $2.5 billion) net of deferred tax assets of $285 million (2022: $261 million).
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2023	2022
Earnings before income tax	2,189	3,219
Canadian statutory tax rate (percent)	23.6	23.6
Income tax at statutory rate	517	760
Tax rate changes and foreign rate differential	(20)	(27)
Changes in estimate and other	(4)	(40)
Permanent items	3	19
Unrecognized tax benefit	(30)	6
Income in equity accounted investee	(53)	(10)
Non-taxable gain on PGI Transaction	—	(260)
Deferred tax transferred due to PGI Transaction	—	(200)
Income tax expense	413	248
The increase in the effective tax rate from 7.7 percent to 18.9 percent is primarily due to the tax impact of the PGI Transaction recognized in 2022.
Under the Pillar Two legislation, Pembina is liable to pay a top-up for differences between the Global Anti-Base Erosion effective tax rate and the 15.0 percent minimum tax rate. For jurisdictions where Pembina operates that have substantially enacted the Pillar Two legislation, it was determined that there is no material impact to the Company. Pembina also operates in jurisdictions where it is anticipated that the Pillar Two legislation will be enacted in the future. For these jurisdictions, the company has assessed its exposure to the Pillar Two legislation and foresees no material impact to Pembina.
Income Tax Expense

For the years ended December 31
($ millions)	2023	2022
Current tax expense	325	227
Deferred tax expense
Origination and reversal of temporary differences	337	57
Tax rate changes on deferred tax balances	8	1
Increase in tax loss carry forward	(257)	(37)
Total deferred tax expense	88	21
Total income tax expense	413	248
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2023	2022
Other comprehensive loss (Note 22):
Change in fair value of net investment hedges	2	3
Remeasurements of defined benefit asset or liability	3	(5)
Deferred tax items recovered directly in equity	5	(2)
Pembina has temporary differences associated with its investments in subsidiaries. At December 31, 2023, Pembina has not recorded a deferred tax asset or liability for these temporary differences (2022: nil) as Pembina controls the timing of the reversal and it is not probable that the temporary differences will reverse in the foreseeable future.
At December 31, 2023, Pembina had U.S. $1.8 billion (2022: U.S. $1.2 billion) of U.S. tax losses that do not expire and $40 million (2022: $42 million) of Canadian tax losses that will expire after 2036. Pembina has determined that it is probable that future taxable profits will be sufficient to utilize these losses. The amount of unrecognized deferred tax asset as at December 31, 2023 is nil (2022: $27 million).